OTHER LONG-LIVED ASSETS - Additional Information (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2024 USD ($)	Nov. 30, 2025 item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item
OTHER LONG-LIVED ASSETS
Total consideration payable in installments | $	$ 82.8
Prepayments for mining machines | ¥				¥ 39,841
Number of Bitcoin mining machines sold				200	200
Prepayment balance | $		$ 39.8
Bitcoin mining machines
OTHER LONG-LIVED ASSETS
Prepayments for mining machines				¥ 506,300	$ 72.4
Antminer S19J Bitcoin mining machines
OTHER LONG-LIVED ASSETS
Number of Bitcoin mining machines agreed to purchase	24,000
Number of Bitcoin mining machines received				21,310	21,310
Antminer S21XP Bitcoin mining machines
OTHER LONG-LIVED ASSETS
Number of Bitcoin mining machines received			1,472